Short-term Investments	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Short-term Investments

Note 7 — Short-term investments

As of December 31, 2020 and 2019, short-term investments consisted of the following:

	December 31,	December 31,
	2020	2019
Jupiter Wellness, Inc. (JUPW)	$1,040,000	$-
Unrealized losses	(22,000)	-
Total short-term investments	$1,018,000	$-